Note G - Deposits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
Note
G
- Deposits

Following is a summary of interest-bearing deposits at
December 31:

	201 7	201 6
NOW accounts	$158,650	$155,051
Savings and Money Market	241,018	237,761
Time:
In denominations of $250,000 or less	181,690	168,546
In denominations of more than $250,000	21,711	19,518
T otal time deposits	203,401	188,064
Total interest-bearing deposits	$603,069	$580,876

Following is a summary of total time deposits by remaining maturity at
December 31, 2017:

201 8	$109,278
201 9	43,077
20 20	22,696
20 21	14,413
20 22	13,578
Thereafter	359
Total	$203,401

Brokered deposits, included in time deposits,
were
$34,363
and
$22,463
at
December 31, 2017
and
2016,
respectively.